Other Balance Sheet Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Balance Sheet Liabilities
Note 9 — OTHER BALANCE SHEET LIABILITIES
Other liabilities at December 31, 2018 and 2017 consist of the following:

	Accrued expenses and other current liabilities		Other non-current liabilities
	December 31,		December 31,
(In millions)	2018	2017	2018	2017
Employment costs	$66.1	$73.7	$18.0	$19.4
Environmental liabilities	9.9	8.4	102.0	106.4
Accrued taxes	15.3	13.3	—	—
Pension and other post-employment benefits	4.9	5.4	—	—
Accrued interest	10.8	10.1	—	—
Dividends payable	15.6	14.2	—	—
Unrecognized tax benefits	1.7	3.3	16.1	18.1
Other	4.4	6.4	26.1	9.4
Total	$128.7	$134.8	$162.2	$153.3